Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ (12)	$ 1,047
Return on plan assets (excluding interest based on discount rate)	(1,024)	(507)
Total remeasurements of employee benefit plans	(1,036)	540
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	(22)	96
Total remeasurements of employee benefit plans	$ (22)	$ 96